SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of the following table provides a reconciliation of cash, cash equivalents, and restricted cash
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within our consolidated balance sheets as of December 31, 2017 and 2018 to the total of such amounts as presented in the consolidated statements of cash flows:

	At December 31,
	2017	2018
Cash and cash equivalents	$13,429,301	$6,750,178
Restricted cash	-	2,275,866
Total cash, cash equivalents, and restricted cash	$13,429,301	$9,026,044

Schedule of property, plant and equipment stated at cost less accumulated depreciation
Property, plant and equipment are stated at cost less accumulated depreciation and impairment. Depreciation is computed on a straight-line basis over the following estimated useful lives:

Plant and machinery	3-5 years
Motor vehicles	4-5 years
Office equipment	3-5 years
Power stations	25 years

Schedule of the cumulative effect of the changes made to consolidated balance sheet for the adoption of ASU 2016-08
The cumulative effect of the changes made to its January 1, 2018 consolidated balance sheet for the adoption of ASU 2016-08, “Revenue - Revenue from Contracts with Customers” was as follows:

	Balance at	Adjustments Due to	Balance at
	December 31, 2017	ASC 606	January 1, 2018
Assets
Accounts receivable, net of allowances for doubtful accounts	$23,312,086	$7,079,477	$30,391,563
Project assets current	76,556,400	(400,642)	76,155,758
Contract costs	12,668,709	(5,808,850)	6,859,859
Liabilities and Shareholders’ Equity
Accumulated deficit	$(435,517,610)	$869,985	$(434,647,625)

Disclosure of the impact of adoption on its consolidated statements of operation and comprehensive income
In accordance with the new revenue standard requirements, the disclosure of the impact of adoption on its consolidated statements of operation and comprehensive income was as follows:

	Year ended December 31, 2018
	As	Balances Without	Effect of
	reported	Adoption of ASC 606	Change
Net revenue:
Solar power projects development	$48,784,766	$55,864,243	$(7,079,477)
Electricity generation revenue	29,257,928	29,257,928	-
EPC services	18,544,164	18,544,164	-
Others	319,477	319,477	-
Cost of revenue	$(68,836,588)	$(75,046,080)	$6,209,492
Gross profit	28,069,747	28,939,732	(869,985)
Income from operations	15,531,888	16,401,873	(869,985)
Net income	5,096,480	5,966,465	(869,985)
Net income attributed to ReneSola Ltd	1,759,711	2,629,696	(869,985)
Basic income attributed to ReneSola Ltd per share	0.00	0.01	(0.01)
Diluted income attributed to ReneSola Ltd per share	0.00	0.01	(0.01)